GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2015		2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥32,944	¥14,417	¥34,670	¥16,624
Software	40,438	29,780	40,897	29,384
Patent rights	12,506	8,928	15,940	9,767
Trademark	6,291	1,270	7,433	1,673
Non-patent technology	5,257	1,101	5,425	1,541
Other	13,007	5,488	12,718	6,034

Total	¥110,443	¥60,984	¥117,083	¥65,023

Intangible Assets Not Subject to Amortization
	March 31,
	2015	2016
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥7,155	¥7,045
Other	1	1

Total	¥7,156	¥7,046

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2016 are as follows:

Year ended March 31, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥4,218
Software	5,563
Patent rights	5,268
Trademark	1,432
Non-patent technology	408
Other	698

Total	¥17,587

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2017	¥9,430
2018	8,033
2019	5,880
2020	4,236
2021	3,620

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2015 and 2016 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2014
Goodwill	¥100	¥6,901	¥22,842	¥49,486	¥18,456	¥16,808	¥10,900	¥125,493
Accumulated impairment losses	—	—	(5,415)	(729)	—	(22)	(2,695)	(8,861)

	100	6,901	17,427	48,757	18,456	16,786	8,205	116,632
Goodwill acquired during the year	—	—	—	—	—	1,251	71	1,322
Impairment of goodwill	—	—	—	—	(18,456)	—	—	(18,456)
Translation adjustments and reclassification to other accounts	—	72	(602)	3,640	—	(441)	—	2,669

Balance at March 31, 2015
Goodwill	100	6,973	22,240	53,126	18,456	17,618	10,971	129,484
Accumulated impairment losses	—	—	(5,415)	(729)	(18,456)	(22)	(2,695)	(27,317)

	100	6,973	16,825	52,397	—	17,596	8,276	102,167
Goodwill acquired during the year	—	—	218	10,606	—	6,851	—	17,675
Impairment of goodwill	—	—	—	(14,143)	—	—	—	(14,143)
Translation adjustments and reclassification to other accounts	—	(30)	(409)	(1,498)	—	(1,163)	—	(3,100)

Balance at March 31, 2016
Goodwill	100	6,943	22,049	62,234	18,456	23,306	10,971	144,059
Accumulated impairment losses	—	—	(5,415)	(14,872)	(18,456)	(22)	(2,695)	(41,460)

	¥100	¥6,943	¥16,634	¥47,362	¥—	¥23,284	¥8,276	¥102,599